BUSINESS COMBINATION AND ASSET ACQUISITION (Narrative 2) (Details) - $ / shares				12 Months Ended
	Jul. 12, 2022	May 31, 2022	Apr. 15, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Ordinary shares, par value per share						$ 0.00005
Bee Computing (HK) Limited("Bee Computing")
Business Acquisition [Line Items]
Number of shares issued for acquisition		16,038,930
Loto Interactive Limited
Business Acquisition [Line Items]
Number of shares issued for acquisition	279,673,200
Class A Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, par value per share				$ 0.00005	$ 0.00005
Class A Ordinary shares | if the BTC.com Pool Businesses records net operating loss | Maximum
Business Acquisition [Line Items]
Number of shares repurchased for acquisition				4,435,344
Class A Ordinary shares | Blockchain Alliance Technologies
Business Acquisition [Line Items]
Number of shares issued for acquisition			44,353,435
Ordinary shares, par value per share			$ 0.00005
Class A Ordinary shares | Blockchain Alliance Technologies | if the BTC.com Pool Businesses records net operating profit | Maximum
Business Acquisition [Line Items]
Number of shares issued for acquisition				22,176,718